Schedule of investments
Delaware Ivy Mid Cap Growth Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.52%♦
Communication Services — 5.57%
Pinterest Class A †	5,758,217	$ 213,284,358
Trade Desk Class A †	1,699,824	122,319,335
		335,603,693
Consumer Discretionary — 10.50%
Floor & Decor Holdings Class A †	1,177,785	131,393,695
Fox Factory Holding †	361,989	24,427,018
Levi Strauss & Co. Class A	3,799,049	62,836,270
Lululemon Athletica †	130,238	66,589,387
National Vision Holdings †	2,012,320	42,117,858
On Holding Class A †	3,150,790	84,976,806
Pool	325,961	129,963,910
Vail Resorts	423,964	90,503,595
		632,808,539
Consumer Staples — 2.39%
Brown-Forman Class B	1,522,568	86,938,633
Casey's General Stores	111,877	30,737,087
Celsius Holdings †	482,659	26,314,568
		143,990,288
Financials — 5.14%
Blue Owl Capital	1,707,755	25,445,550
FactSet Research Systems	141,267	67,391,422
Kinsale Capital Group	122,397	40,991,979
MarketAxess Holdings	600,418	175,832,411
		309,661,362
Healthcare — 24.87%
Agilent Technologies	659,477	91,687,087
Align Technology †	263,004	72,063,096
Bio-Techne	1,419,363	109,518,049
Cooper	260,589	98,617,301
Dexcom †	1,544,654	191,676,115
Edwards Lifesciences †	1,094,126	83,427,107
Envista Holdings †	2,757,377	66,342,491
GE HealthCare Technologies	807,599	62,443,555
IDEXX Laboratories †	223,300	123,942,665
Inspire Medical Systems †	297,160	60,451,259
Intuitive Surgical †	359,338	121,226,268
Ionis Pharmaceuticals †	936,195	47,362,105
Mettler-Toledo International †	56,117	68,067,676
Repligen †	701,002	126,040,160
Veeva Systems Class A †	480,516	92,508,940
West Pharmaceutical Services	238,177	83,866,885
		1,499,240,759
Industrials — 17.48%
A O Smith	1,166,341	96,153,152
Copart †	2,009,282	98,454,818
Fastenal	1,591,693	103,093,956
Generac Holdings †	761,241	98,382,787
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
HEICO Class A	796,046	$ 113,388,792
Howmet Aerospace	1,465,904	79,334,724
Lincoln Electric Holdings	398,774	86,717,394
Paycom Software	397,892	82,252,234
Rollins	1,432,004	62,535,615
Trex †	1,246,131	103,167,185
Westinghouse Air Brake Technologies	498,782	63,295,436
WillScot Mobile Mini Holdings †	1,503,701	66,914,695
		1,053,690,788
Information Technology — 27.53%
Coherent †	1,801,836	78,433,921
Crowdstrike Holdings Class A †	460,737	117,635,371
DoubleVerify Holdings †	1,799,376	66,181,049
HubSpot †	150,103	87,140,796
Keysight Technologies †	527,403	83,904,543
Lattice Semiconductor †	943,953	65,123,317
Littelfuse	270,444	72,359,997
Microchip Technology	1,265,588	114,130,726
MongoDB †	124,560	50,926,356
Monolithic Power Systems	260,086	164,057,047
Novanta †	496,919	83,686,129
Teradyne	1,126,077	122,201,876
Trimble †	1,658,653	88,240,340
Tyler Technologies †	280,126	117,126,283
Universal Display	625,925	119,714,416
Workday Class A †	295,104	81,466,410
Workiva †	796,795	80,898,596
Zebra Technologies Class A †	243,261	66,490,529
		1,659,717,702
Materials — 1.50%
Martin Marietta Materials	181,662	90,632,988
		90,632,988
Real Estate — 4.54%
CoStar Group †	3,135,650	274,024,454
		274,024,454
Total Common Stocks (cost $4,392,634,222)		5,999,370,573

Short-Term Investments — 0.60%
Money Market Mutual Funds — 0.60%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	9,055,829	9,055,829
NQ- IV068 [1223] 0224 (3376018)    1

Schedule of investments
Delaware Ivy Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	9,055,829	$ 9,055,829
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	9,055,829	9,055,829
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	9,055,828	9,055,828
Total Short-Term Investments (cost $36,223,315)		36,223,315

Total Value of Securities—100.12% (cost $4,428,857,537)		6,035,593,888
Liabilities Net of Receivables and Other Assets—(0.12%)		(7,414,288)
Net Assets Applicable to 207,940,717 Shares Outstanding—100.00%		$6,028,179,600

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

2    NQ- IV068 [1223] 0224 (3376018)